RESEARCH AGREEMENTS	12 Months Ended
Dec. 31, 2014
Research and Development [Abstract]
RESEARCH AGREEMENTS

NOTE 4:RESEARCH AGREEMENTS

Crucell Holland B.V. (“Crucell”) – Research License and Option Agreement

Effective August 7, 2003, Crucell and the Company’s subsidiary GPI entered into a five-year research license and option agreement. In addition, retroactively effective August 7, 2008, the Company negotiated an amended license agreement for the use of Crucell’s adenovirus technology. The Company was required to make annual license payments on the anniversary of the effective date for the three year term equal to $91,000 per annum for three years through December 2011. As of December 31, 2013 and 2014, the Company accrued $492,365 under the amended agreement, inclusive of 15% interest on outstanding amounts.

The Company has not made use of the Crucell technology in its current work and has not asked for nor received any work product. Management hopes to settle the outstanding amounts with Crucell in 2015 and formally terminate the research license.